Warrants - Summary of Fair Value of Warrant Units Estimated at Option Pricing Model (Detail)	Dec. 31, 2020 yr
Expected term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant	3
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant	0.520
Discount for lack of marketability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant	0.450
Risk free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the warrant	0.002